Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION

14. TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

British Virgin Islands (“BVI”)

The Company’s subsidiaries incorporated in the BVI are not subject to tax on income or capital gain, in addition, payments of dividend by these subsidiaries to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company’s subsidiary incorporated in Hong Kong, which is a two-tiered profits tax rates regime, in which the first HK$2 million of assessable profits will be taxed at the rate of 8.25%, and assessable profits above HK$2 million will be taxed at the rate of 16.5%.

PRC

The Company’s PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. According to the relevant PRC tax policies, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the portion of its taxable income not more than RMB3 million is subject to a reduced effective rate of 5%. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for the HNTE status every three years. Jilin Zhengye renewed the HNTE tax status on October 28, 2025, which reduced its statutory income tax rate to 15% for the three years ended October 27, 2028. Both Hainan Senhan and Beijing Zhengye meet the criteria for small low-profit enterprises and are allowed to reduce its statutory income tax rate to 5% for the years ended December 31, 2024 and 2025.

Income tax expenses comprised of:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Current	5,712	-	-	-
Deferred	541	924	11,095	1,587
	6,253	924	11,095	1,587

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2023, 2024 and 2025 applicable to the PRC operations to income tax expense were as follows:

	For the years ended December 31,
	2023	2024	2025
Statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs	(8.7)%	(10.1)%	(10.5)%
Effect of non-deductible expense	3.6%	2.6%	(0.8)%
Additional deduction for development and research expense	(5.6)%	(11.1)%	3.2%
Valuation allowance on deferred tax assets	-	-	(32.3)
Income tax expense	14.3%	6.4%	(15.4)%

The component of deferred tax assets are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets
Impairment of long-lived assets	7,611	8,658	1,238
Allowance for credit losses	2,558	2,743	392
Net operation loss	728	11,284	1,614
Others	226	499	71
Total deferred tax assets	11,123	23,184	3,315
Valuation allowance on deferred tax assets	-	(23,184)	(3,315)
Net off against deferred tax liabilities	(132)	-	-
Total net deferred tax assets	10,991	-	-

The component of deferred tax assets liabilities:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax liabilities
Fair value change gain	132	104	15
Total deferred tax liabilities	132	104	15
Net off against deferred tax assets	(132)	-	-
Net deferred tax liabilities	-	104	15

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income. The Company and its subsidiaries evaluate the potential realization of deferred tax assets on an entity-by-entity basis.